Average Annual Total Returns - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Jun. 29, 2023
Fidelity Advisor High Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.77%)
Since Inception	(0.23%)	[1]
Fidelity Advisor High Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(13.87%)
Since Inception	0.01%	[2]
Fidelity Advisor High Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.15%)
Since Inception	1.05%	[3]
Fidelity Advisor High Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(11.94%)
Since Inception	1.14%	[4]
Fidelity Advisor High Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(15.77%)
Since Inception	(0.22%)	[5]
Fidelity Advisor High Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.34%)
Since Inception	(2.14%)	[5]
Fidelity Advisor High Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.31%)
Since Inception	(0.91%)	[5]
ML040
Average Annual Return:
Past 1 year	(11.21%)
Since Inception	2.52%

[1]	B From December 4, 2018
[2]	C From December 4, 2018
[3]	D From December 4, 2018
[4]	E From December 4, 2018
[5]	A From December 4, 2018